Definition of Terms in Fund Name	Jul. 23, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objectives.

The Trust seeks income, with limited capital appreciation as a secondary objective. Under normal circumstances, the Trust will invest at least 80% of its assets in non-U.S. equity securities.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust which invests in a fixed portfolio of Common Stocks of non-U.S. companies, and simultaneously, the portfolio sells a LEAPS® call option against each Common Stock (which is known as a “buy-write” or “covered call” strategy). The writing (selling) of a call option generates income in the form of a premium paid by the option buyer. The portfolio invests this income in U.S. Treasury notes and the interest received from the notes is paid to Unit holders periodically.

The Common Stocks are selected for the Trust by the Trust’s portfolio consultant, WCM Investment Management, LLC (“WCM”). Through their selection process, WCM seeks to find businesses they believe have the best prospects for above-average capital appreciation.

Identify the Universe. WCM begins by identifying stocks of non-U.S. companies. WCM considers a company to be non-U.S.: (i) if the company is organized under the laws of, has its principal offices in, or has its securities principally traded in, a country other than the United States; or (ii) if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets or production in, a country other than the United States. As set forth in the Schedule of Investments, the Common Stocks are issued by companies headquartered or incorporated in a number of different countries.

Screen for Following Criteria. After identifying the universe of eligible companies, WCM applies the following screening factors to eliminate the companies that do not meet the criteria:

•	Market capitalization greater than $2 billion USD and average daily trading volume of more than $3 million USD per day.
•	Returns on invested capital that exceed the cost of capital.

From the remaining universe of eligible companies, WCM then considers the following factors holistically to determine eligibility for inclusion in the portfolio:

•	Financial strength, which is assessed by analyzing certain metrics for each company, including net debt to Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”) ratio, the debt to equity ratio, the equity to assets ratio and a company’s cash flow.
•	Competitive position of a company in the market and its future growth potential.

Analyzing the Eligible Companies. From the universe of companies that satisfy their initial criteria, WCM analyzes the eligible companies with bottom-up, fundamental research with a focus on the following factors: (i) financial performance, which they assess by analyzing a company’s key financials metrics including revenues, profit margin, returns, and leverage, (ii) competitive position, which is indicated by high/rising returns on investment capital (ROIC), market share gains resulting from revenue growth greater than the industry, and improving pricing power, (iii) future growth potential, indicated by favorable demographics, rising income levels, pricing power, innovation capabilities and opportunities for market share gains and (iv) intrinsic value, which WCM determines using models (e.g., a discounted cash flow model, sum of the parts model, etc.), as well as historical and forward-looking valuation metrics (e.g., price to earnings ratio, price to book ratio, etc.). These factors are considered within the context of each company’s opportunities for growth and business structure. For example, the price to earnings ratio may be viewed as more or less relevant depending on the company’s industry or business model.

Selecting the Final Portfolio. After considering the factors detailed in the criteria above in connection with each other, WCM makes a final determination and selects the Common Stocks that they believe are best positioned for income and capital appreciation by identifying those that meet the investment objective of the Trust, have attractive current assets, and, in WCM’s opinion, have strong prospects for growth. In selecting the final portfolio, WCM also takes into account various portfolio construction considerations, including the industry, country, and currency concentrations of the final portfolio, as well as any overlapping exposures the Common Stocks may have.

Each Common Stock is subject to a contractual right, in the form of American style LEAPS®, which gives the holder of the LEAPS® (the “Right Holder”) the right to buy the Common Stock at a predetermined price (the “Strike Price”) on any business day prior to the expiration of the LEAPS®. Each LEAPS® will be issued by The Options Clearing Corporation (“OCC”). The expiration date for each of the LEAPS® included in the Trust is January 21, 2028.

The Treasury Obligations included in the Trust are non-callable debt obligations that are issued by and backed by the full faith and credit of the U.S. Government.

In calculating the net asset value of a Unit, the price of a Unit is reduced by the value of the LEAPS®.

As of the close of business on the business day preceding the Initial Date of Deposit, the capital appreciation on the Common Stocks held by the Trust is limited to a maximum of approximately 22.38%, because of the obligation of the Trust to the Right Holder with respect to each of the Common Stocks entitling the Right Holder to purchase the Common Stocks at the Strike Price. The LEAPS® limit the Trust’s upside potential in the Common Stocks to an amount equal to the Strike Price. However, as the option premium received in return for issuing the LEAPS® was used to purchase Treasury Obligations, the Trust will receive interest from the Treasury Obligations until they mature and the principal from the Treasury Obligations shortly after they mature.